1
The Gabelli ABC Fund
Schedule of Investments — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 58.5%
Automotive  — 0.2%
35,000 Iveco Group NV ........................................ $ 754,239
30,000 Pinewood Technologies Group plc† ........... 167,440
921,679
Broadcasting  — 2.4%
9,000 Cogeco Inc. .............................................. 391,054
2,000 Liberty Media Corp.-Liberty Formula One,
Cl. A† ................................................... 190,440
170,000 Sinclair Inc. .............................................. 2,567,000
385,000 TEGNA Inc. .............................................. 7,827,050
10,975,544
Building and Construction  — 21.2%
1,000 Johnson Controls International plc ............ 109,950
801,500 Lennar Corp., Cl. B ................................... 96,171,985
96,281,935
Business Services  — 0.8%
13,827 Acuren Corp.† .......................................... 184,038
79,200 Dawson Geophysical Co.† ........................ 139,392
18,000 Just Eat Takeaway.com NV† ..................... 426,673
13,700 McGrath RentCorp ................................... 1,607,010
2,000 The Interpublic Group of Companies Inc. .. 55,820
30,000 Verint Systems Inc.† ................................ 607,500
8,000 WNS Holdings Ltd.† ................................. 610,160
2,500 Yext Inc.† ................................................. 21,300
3,651,893
Cable and Satellite  — 0.7%
1,000 Charter Communications Inc., Cl. A† ......... 275,105
55,000 Liberty Latin America Ltd., Cl. A† .............. 455,950
495,000 WideOpenWest Inc.† ................................ 2,554,200
3,285,255
Computer Software and Services  — 0.8%
2,000 Datagroup SE ........................................... 150,278
14,000 Digi International Inc.† ............................. 510,440
500 Fiserv Inc.† .............................................. 64,465
8,500 Gen Digital Inc. ......................................... 241,315
45,000 Informatica Inc., Cl. A† ............................. 1,117,800
25,000 Integral Ad Science Holding Corp.† ........... 254,250
6,000 Playtech plc ............................................. 29,776
3,000 Rocket Internet SE† .................................. 58,644
1,200 Rockwell Automation Inc. ......................... 419,436
2,000 Sapiens International Corp. NV ................. 86,000
60,000 Stratasys Ltd.† ......................................... 672,000
400 Synopsys Inc.† ........................................ 197,356
4,000 Vimeo Inc.† .............................................. 31,000
3,832,760
Consumer Products  — 0.2%
10,000 Bang & Olufsen A/S† ................................ 20,195
7,600 Capri Holdings Ltd.† ................................. 151,392
30,000 Energizer Holdings Inc. ............................. 746,700
Shares
Market
Value
7,000 iRobot Corp.† ........................................... $ 25,130
943,417
Diversified Industrial  — 2.6%
300,000 Alphawave IP Group plc† .......................... 752,472
1,900 Bel Fuse Inc., Cl. A ................................... 221,065
8,000 Chart Industries Inc.† ............................... 1,601,200
4,400 Dayforce Inc.† .......................................... 303,116
5,000 Emeren Group Ltd., ADR† ........................ 9,450
800 Herc Holdings Inc. .................................... 93,328
850,000 Horizon Copper Corp.† ............................. 1,209,312
70,000 Myers Industries Inc. ................................ 1,185,800
2,000 Norfolk Southern Corp. ............................. 600,820
100,000 Ricardo plc .............................................. 578,307
30,000 Spirit AeroSystems Holdings Inc., Cl. A† ... 1,158,000
37,000 Steel Partners Holdings LP† ..................... 1,563,620
2,500 Steelcase Inc., Cl. A .................................. 43,000
3,500 Target Hospitality Corp.† .......................... 29,680
1,000 Teck Resources Ltd., Cl. B ........................ 43,890
160,000 TELUS International CDA Inc.† .................. 716,800
2,500 Textron Inc. .............................................. 211,225
12,500 Valmet Oyj ............................................... 415,027
45,000 Velan Inc. ................................................. 504,419
25,000 Wartsila OYJ Abp ..................................... 746,989
11,987,520
Electronics  — 0.5%
24,600 Rogers Corp.† .......................................... 1,979,316
400 Spectris plc .............................................. 22,057
12,400 Yamada Holdings Co. Ltd. ......................... 40,700
2,042,073
Energy and Utilities  — 6.1%
48,300 Alerion Cleanpower SpA ........................... 1,093,304
40,000 ALLETE Inc. ............................................. 2,656,000
16,000 Alvopetro Energy Ltd. ............................... 76,798
25,000 APA Corp. ................................................ 607,000
15,000 Aris Water Solutions Inc., Cl. A ................. 369,900
4,000 Berry Corp. .............................................. 15,120
700 Chevron Corp. .......................................... 108,703
4,000 ConocoPhillips ......................................... 378,360
8,000 DMC Global Inc.† ..................................... 67,600
20,000 Endesa SA ................................................ 638,918
46,000 Energy Transfer LP ................................... 789,360
200,000 Gulf Coast Ultra Deep Royalty Trust† ......... 6,520
47,500 National Fuel Gas Co. ................................ 4,387,575
26,000 ONEOK Inc. .............................................. 1,897,220
20,000 Parkland Corp. ......................................... 553,280
5,000 Santos Ltd. .............................................. 22,266
31,605 Schlumberger NV ..................................... 1,086,264
45,000 Severn Trent plc ....................................... 1,566,270
31,200 Southwest Gas Holdings Inc. .................... 2,444,208
110,000 TXNM Energy Inc. .................................... 6,220,500
48,500 UGI Corp. ................................................. 1,613,110

The Gabelli ABC Fund
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities (Continued)
65,000 Venture Global Inc., Cl. A .......................... $ 922,350
27,520,626
Entertainment  — 3.0%
34,500 Atlanta Braves Holdings Inc., Cl. A† .......... 1,568,715
25,000 Atlanta Braves Holdings Inc., Cl. C† .......... 1,039,750
600 Electronic Arts Inc. ................................... 121,020
6,000 Endeavor Group Holdings Inc., Cl. A ......... 165,000
126,500 Fox Corp., Cl. B ........................................ 7,247,185
170,000 IMAX China Holding Inc.† ......................... 178,696
85 Liberty Media Corp.-Liberty Live, Cl. A† .... 8,015
6,500 Madison Square Garden Sports Corp.† ..... 1,475,500
54,500 Manchester United plc, Cl. A† ................... 825,130
140,000 MultiChoice Group† .................................. 1,015,182
13,644,193
Financial Services  — 3.0%
1,800 Air Lease Corp. ......................................... 114,570
4,000 Aspen Insurance Holdings Ltd., Cl. A† ....... 146,840
350,000 AvidXchange Holdings Inc.† ..................... 3,482,500
420 Beacon Financial Corp. ............................. 9,958
1,000 Brookfield Asset Management Ltd., Cl. A ... 56,940
3,800 Brookfield Corp. ....................................... 260,604
39,000 Cantaloupe Inc.† ...................................... 412,230
2,500 CFSB Bancorp Inc.† .................................. 35,350
211 CNFinance Holdings Ltd., ADR† ................ 884
800 Core Scientific Inc.† ................................. 14,352
3,000 Dogwood State Bank† .............................. 70,650
23,200 Equitable Holdings Inc. ............................. 1,178,096
2,319 First Bank ................................................. 37,777
29,000 First Horizon Corp. ................................... 655,690
2,000 Guardian Capital Group Ltd. ...................... 95,653
26,000 International Money Express Inc.† ............ 363,220
42,000 KKR & Co. Inc. ......................................... 5,457,900
800 Mastercard Inc., Cl. A ............................... 455,048
6,700 SouthState Bank Corp. .............................. 662,429
12,000 Valley National Bancorp ............................ 127,200
13,637,891
Food and Beverage  — 0.4%
14,500 Amcor plc ................................................ 118,610
10,000 JDE Peet's NV .......................................... 366,303
1,000 Kellanova ................................................. 82,020
12,000 Olam Group Ltd. ....................................... 9,210
2,000 Pernod Ricard SA ..................................... 196,160
17,400 Remy Cointreau SA .................................. 939,301
2,700 The J.M. Smucker Co. .............................. 293,220
2,004,824
Health Care  — 4.3%
4,000 89bio Inc.† ............................................... 58,800
5,000 Andlauer Healthcare Group Inc. ................ 189,588
Shares
Market
Value
8,500 Biohaven Ltd.† ......................................... $ 127,585
400 Bio-Rad Laboratories Inc., Cl. A† .............. 112,156
8,500 Bioventus Inc., Cl. A† ............................... 56,865
30,000 Cross Country Healthcare Inc.† ................. 426,000
6,500 Globus Medical Inc., Cl. A† ....................... 372,255
500 ICU Medical Inc.† ..................................... 59,980
29,000 Idorsia Ltd.† ............................................ 157,195
300 Illumina Inc.† ........................................... 28,491
18,000 LENSAR Inc.† .......................................... 222,300
2,000 Merus NV† ............................................... 188,300
1,500 Metsera Inc.† ........................................... 78,495
433,000 Myrexis Inc.† ........................................... 1,299
30,000 Performant Healthcare Inc.† ..................... 231,900
74,000 Perrigo Co. plc ......................................... 1,647,980
5,000 PharmaSGP Holding SE ............................ 181,391
1,000 Premier Inc., Cl. A .................................... 27,800
11,666 QIAGEN NV .............................................. 521,237
7,000 QuidelOrtho Corp.† ................................... 206,150
22,000 scPharmaceuticals Inc.† ........................... 124,740
25,000 STAAR Surgical Co.† ................................ 671,750
15,000 Surgery Partners Inc.† ............................. 324,600
97,000 SurModics Inc.† ....................................... 2,899,330
4,000 TherapeuticsMD Inc.† .............................. 4,240
40,000 Tourmaline Bio Inc.† ................................. 1,913,200
65,000 Verona Pharma plc, ADR† ........................ 6,936,150
135,000 Viatris Inc. ............................................... 1,336,500
10,000 Zimvie Inc.† ............................................. 189,400
19,295,677
Hotels and Gaming  — 0.4%
40,000 Entain plc ................................................. 470,069
113,267 Playa Hotels & Resorts NV† ...................... 1,529,105
1,999,174
Machinery  — 1.0%
32,000 Astec Industries Inc. ................................. 1,540,160
25,000 CFT SpA†(a) ............................................. 135,016
245,000 CNH Industrial NV .................................... 2,658,250
4,333,426
Metals and Mining  — 3.8%
200,000 Ampco-Pittsburgh Corp.† ......................... 458,000
795 DPM Metals Inc. ....................................... 17,623
5,000 Endeavour Mining plc ............................... 210,031
32,500 Freeport-McMoRan Inc. ............................ 1,274,650
4,257 Kinross Gold Corp. ................................... 105,652
30,500 Newmont Corp. ........................................ 2,571,455
7,500 Orogen Royalties Inc.† ............................. 13,365
83,000 Pan American Silver Corp. ........................ 3,214,590
500,000 Sandstorm Gold Ltd. ................................ 6,260,000
870 Triple Flag Precious Metals Corp. .............. 25,468
10,000 Vulcan Materials Co. ................................. 3,076,200
17,227,034

The Gabelli ABC Fund
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Paper and Forest Products  — 0.0%
2,000 International Paper Co. ............................. $ 92,800
Publishing  — 0.1%
63,500 Lee Enterprises Inc.† ................................ 345,440
32,500 The E.W. Scripps Co., Cl. A† ..................... 79,950
425,390
Real Estate  — 3.4%
500 American Tower Corp., REIT ..................... 96,160
300 Anywhere Real Estate Inc.† ....................... 3,177
40,000 City Office REIT Inc. ................................. 278,400
4,000 Healthcare Realty Trust Inc., REIT ............. 72,120
404,700 Millrose Properties Inc., REIT ................... 13,601,967
30,000 Plymouth Industrial REIT Inc. ................... 669,900
386,500 Primary Health Properties plc, REIT .......... 474,581
15,196,305
Retail  — 0.6%
24,000 Albertsons Companies Inc., Cl. A .............. 420,240
35,000 Bapcor Ltd. .............................................. 73,416
181,317 Big 5 Sporting Goods Corp.† .................... 261,096
584 Dick's Sporting Goods Inc. ....................... 129,777
14,000 Macy's Inc. .............................................. 251,020
400 Potbelly Corp.† ........................................ 6,816
28,000 Skechers USA Inc., Cl. A† ......................... 455,280
330,000 Sportsman's Warehouse Holdings Inc.† .... 914,100
101,770 The Bon-Ton Stores Inc.†(a) ..................... 10
2,511,755
Semiconductors  — 0.0%
1,000 Tower Semiconductor Ltd.† ...................... 72,300
Specialty Chemicals  — 0.3%
4,500 Covestro AG† ........................................... 308,012
1,200 Linde plc .................................................. 570,000
27,000 Mativ Holdings Inc. .................................. 305,370
18,000 SGL Carbon SE† ....................................... 66,569
1,249,951
Telecommunications  — 2.0%
30,000 Frontier Communications Parent Inc.† ...... 1,120,500
120,000 Koninklijke KPN NV .................................. 575,801
145,000 Liberty Global Ltd., Cl. A† ......................... 1,661,700
30,000 Liberty Global Ltd., Cl. C† ......................... 352,500
2,081 Liberty Latin America Ltd., Cl. C† .............. 17,564
4,000 Meridianlink Inc.† ..................................... 79,720
91,000 Orange Belgium SA† ................................ 2,029,932
61,000 Parrot SA† ............................................... 630,230
100,000 Pharol SGPS SA† ..................................... 7,373
140,000 Spirent Communications plc ..................... 373,559
25,000 Sunrise Communications AG, Cl. A ........... 1,476,666
245,000 Telefonica Deutschland Holding AG† ......... 600,022
Shares
Market
Value
6,000 Telephone and Data Systems Inc. .............. $ 235,440
9,161,007
Transportation  — 0.0%
1,000 Cool Co. Ltd. ............................................ 9,500
Wireless Communications  — 0.7%
32,000 Array Digital Infrastructure Inc. ................. 1,600,320
34,500 Millicom International Cellular SA ............. 1,674,630
3,274,950
Wireless Telecommunications Services  — 0.0%
400,000 NII Holdings Inc., Escrow† ....................... 140,000
TOTAL COMMON STOCKS .................. 265,718,879
CLOSED-END FUNDS  — 0.1%
235,000 Altaba Inc., Escrow† ................................. 317,250
RIGHTS  — 0.3%
Computer Software and Services  — 0.0%
1,000 Flexion Therapeutics Inc., CVR† ................ 100
20,000 Gen Digital Inc., CVR† .............................. 139,400
139,500
Health Care  — 0.1%
60,000 ABIOMED Inc., CVR† ................................ 96,000
65,000 Adamas Pharmaceuticals Inc., CVR† ......... 813
65,000 Adamas Pharmaceuticals Inc., CVR† ......... 812
50,000 Akouos Inc., CVR† ................................... 25,000
10,000 Albireo Pharma Inc., CVR† ....................... 22,500
411,000 Alimera Sciences Inc., CVR† ..................... 4,110
187,969 Ambit Biosciences Corp., CVR†(a) ............ 0
106,000 Blueprint Medicines Corp., CVR† .............. 42,400
167,895 Checkpoint Therapeutics Inc., CVR† .......... 16,789
195,960 Chinook Therapeutics Inc., CVR† .............. 39,192
28,000 Epizyme Inc., CVR† .................................. 560
18,000 Fusion Pharmaceuticals Inc., CVR† ........... 9,000
500,000 Gracell Biotechnologies Inc., CVR† ........... 20,000
30,000 Icosavax Inc., CVR† ................................. 9,000
640,000 Innocoll, CVR†(a) ..................................... 1
3,000 Landos Biopharma Inc., CVR† .................. 7,530
35,000 Mirati Therapeutics Inc., CVR† .................. 17,500
3,000 Opiant Pharmaceuticals Inc., CVR† ........... 1,500
24,000 Paragon 28 Inc., CVR† ............................. 1,200
140,000 Paratek Pharmaceuticals Inc., CVR† .......... 2,800
8,000 Poseida Therapeutics Inc., CVR† .............. 4,000
11,000 Prevail Therapeutics Inc., CVR† ................ 2,200
60,000 Regulus Therapeutics Inc, CVR† ............... 60,000
250,000 Sage Therapeutics Inc., CVR† ................... 37,500
800 Sigilon Therapeutics Inc., CVR† ................ 6,040
25,000 Theratechnologies Inc., CVR† ................... 9,500
120,000 Verve Therapeutics Inc., CVR† .................. 60,000
210,000 Vigil Neuroscience Inc., CVR† ................... 10,500
506,447

The Gabelli ABC Fund
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
RIGHTS (Continued)
Metals and Mining  — 0.2%
10,000 Kinross Gold Corp., CVR†(a) .................... $ 0
2,200,000 Pan American Silver Corp., CVR† .............. 769,780
769,780
Paper and Forest Products  — 0.0%
75,000 Resolute Forest Products Inc., CVR† ......... 112,500
TOTAL RIGHTS ............................... 1,528,227
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 43.7%
$ 199,550,000 U.S. Treasury Bills,
3.846% to 4.301%††,
10/02/25 to 04/02/26(b) ........................ 198,347,563
TOTAL INVESTMENTS BEFORE
SECURITIES SOLD SHORT — 102.6%
(Cost $366,042,999) ............................. $ 465,911,919
Shares
Market
Value
SECURITIES SOLD SHORT — (21.4)%
Building and Construction — (17.5)%
632,000 Lennar Corp., Cl. A ......................... $ 79,657,280
Business Services — (0.0)%
500 Omnicom Group Inc. ....................... 40,765
Computer Software and Services — (0.1)%
400 Synopsys Inc. .............................. 197,356
Diversified Industrial — (0.1)%
1,900 Bel Fuse Inc., Cl. B ......................... 267,938
Shares
Market
Value
Energy and Utilities — (0.1)%
280 California Resources Corp. ................. $ 14,890
4,000 ConocoPhillips ............................. 378,360
393,250
Equipment and Supplies — (0.0)%
500 HNI Corp. .................................. 23,425
Financial Services — (0.0)%
400 Beacon Financial Corp. ..................... 9,484
Food and Beverage — (0.0)%
14,000 Amcor plc .................................. 114,520
Metals and Mining — (1.2)%
2,600 Anglo American plc, ADR .................. 49,374
26,000 Royal Gold Inc. ............................ 5,215,080
5,264,454
Real Estate — (2.4)%
400 Compass Inc., Cl. A ........................ 3,212
322,500 Millrose Properties Inc., REIT .............. 10,839,225
10,842,437
Retail — (0.0)%
584 Dick's Sporting Goods Inc. ................ 129,776
TOTAL SECURITIES SOLD SHORT
(Proceeds received $42,474,065)(c) .... $ 96,940,685
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) At September 30, 2025, $47,220,000 of the principal amount was reserved and/or pledged with the custodian for securities sold short and forward foreign exchange contracts.
(c) At September 30, 2025, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust
As of September 30, 2025, forward foreign exchange contracts outstanding were as follows:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
USD 9,453,331 EUR 8,000,000 State Street Bank and Trust Co. 10/31/25 $ 42,651
USD 1,811,430 CAD 2,500,000 State Street Bank and Trust Co. 10/31/25 12,219
USD 2,432,517 GBP 1,800,000 State Street Bank and Trust Co. 10/31/25 11,270
TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS
$ 66,140